Equity-Based Compensation - Additional Information (Details) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jan. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Capitalized amount of stock based compensation			$ 0	$ 200,000	$ 100,000	$ 700,000	$ 900,000	$ 0
Weighted-average grant date fair value per option					$ 50,680		$ 46,520	$ 108,680
Awards granted, straight-line using third-party valuation (in dollars per share)								$ 120,000	$ 24,320
Fair value of common stock for awards granted		$ 77,080
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants in period					0		0
Stock Appreciation Rights (SARs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants in period					0		0
2023 and 2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Capitalized amount of stock based compensation			3,200,000	9,600,000	$ 5,000,000	24,500,000	$ 900	$ 0
Number of options, Granted	324				0		938
Number of accelerated vested shares		1
Number of repriced option awards		75
Recognized stock compensation expense			3,157,000	4,836,000	$ 9,448,000	23,773,000	$ 29,943,000	6,348,000
Unrecognized stock-based compensation expense			7,500,000		$ 7,500,000		$ 17,100,000	$ 5,900,000
Additional Expense		$ 500,000
Weighted-average period expected to be recognized					1 year		1 year 8 months 12 days	1 year 7 months 6 days
2023 and 2020 Equity Incentive Plan [Member] | Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Granted					0		938
2023 and 2020 Equity Incentive Plan [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of accelerated vested shares		2
2023 and 2020 Equity Incentive Plan [Member] | Software Costs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Capitalized amount of stock based compensation			$ 0	$ 200,000	$ 100,000	$ 700,000